Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

A discussion of the Company’s significant accounting policies can be found in the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2015. There have been no material changes to these policies in the six-month period ended June 30, 2016, except for as discussed below.

(a) Debt issuance costs: In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03 – Interest – Imputation of Interest to simplify the presentation of debt issuance costs. Previous guidance generally required entities to capitalize costs paid to third parties that are directly related to issuing debt and that otherwise wouldn’t be incurred and present those amounts separately as deferred charges (i.e., assets). However, the discount or premium resulting from the difference between the net proceeds received upon debt issuance and the amount payable at maturity is presented as a direct deduction from or an addition to the face amount of the debt. The new guidance simplifies financial reporting by eliminating the different presentation requirements for debt issuance costs and debt discounts or premiums. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements.

On January 1, 2016, the Company adopted ASU No. 2015-03 Interest – Imputation of Interest effective for the financial statements for the fiscal year ending December 31, 2016 and interim periods within this fiscal year and thus presents deferred financing costs, net of accumulated amortization, as a reduction of long-term debt and capital lease obligation. In order to conform with the current period presentation, the Company has reduced Deferred charges, net by $6,006 and has decreased the amount of the related current and non-current obligations by $1,658 and $4,348, respectively on the consolidated balance sheet as of December 31, 2015 (see Notes 10 and 11). This reclassification has no impact on the Company's results of operations, cash flows and net assets for any period.

(b) On January 1, 2016 the Company changed the presentation of interest accrued and realized on non-hedging derivative instruments and reclassified such from the Interest and Finance costs  line item to Gain / (Loss) on derivative instruments, net on the consolidated statements of income. Comparative figures have been recast to reflect this change in presentation.

(c) On January 1, 2016, the Company adopted ASU No. 2015-02 Consolidation (Topic 810), Amendments to the Consolidation Analysis effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's results of operations, cash flows and net assets for any period.

New accounting pronouncements

In January 2016, the FASB issued ASU No. 2016-01—Financial Instruments – Overall (Subtopic 825-10) which includes the requirement for all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This update is effective for all entities for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is not permitted. The Company has not yet determined what impact, if any the adoption of the new standard will have on its consolidated financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU No. 2016-07—Investments—Equity Method and Joint Ventures (Topic 323) to simplify the accounting for equity method investments which eliminates the requirement in Topic 323 that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. This update is effective for all entities for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the guidance in ASU 2014-09 and has the same effective date as the original standard. On August 12, 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers, which amends ASU No. 2014-09 (issued by the FASB on May 28, 2014), outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In March 2016, the FASB issued ASU 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting which is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. This standard is effective for public entities with annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period.  The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

In June 2016, the FASB issued ASU 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.